Revision of Weighted Average Ordinary Shares and Earnings per Share Information	6 Months Ended
Dec. 31, 2025
Revision of Weighted Average Ordinary Shares and Earnings per Share Information
Revision of Weighted Average Ordinary Shares and Earnings per Share Information

19.Revision of Weighted Average Ordinary Shares and Earnings per Share Information

Subsequent to the reporting of its interim condensed consolidated financial statements for the three and six months ended December 31, 2025, the LuxExperience Group determined that it had incorrectly computed the weighted average number of ordinary shares outstanding used as denominator in calculating its basic and diluted earnings per share for the current periods presented. The effects of the revision are presented below.

	Three months ended December 31, 2025
	As previously
	disclosed	As revised
Weighted-average ordinary shares – basic and diluted (millions)	87.2	140.1
Basic and diluted earnings per share, € - continuing operations	(0.15)	(0.09)
Basic and diluted earnings per share, € - discontinued operations	0.06	0.04
Basic and diluted earnings per share, € - total	(0.09)	(0.05)

	Six months ended December 31, 2025
	As previously
	disclosed	As revised
Weighted-average ordinary shares – basic and diluted (millions)	87.2	139.9
Basic and diluted earnings per share, € - continuing operations	(1.14)	(0.71)
Basic and diluted earnings per share, € - discontinued operations	(0.07)	(0.05)
Basic and diluted earnings per share, € - total	(1.21)	(0.76)